SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES (Details) (USD $)	24 Months Ended
May 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES [Abstract]
Advertising expense	$ 0